Revenues - Summary of the Company's Revenues Disaggregated By Revenue Category (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue from Contract with Customer [Abstract]
Revenues	$ 395,526	¥ 2,580,810	¥ 2,055,789	¥ 1,474,475
Subtotal	394,000	2,570,852	2,050,240	1,472,439
Total revenue	395,526	2,580,810	2,055,789	1,474,475
On demand delivery solution services [Member]
Revenue from Contract with Customer [Abstract]
Revenues	388,784	2,536,818	2,027,351	1,444,616
Total revenue	388,784	2,536,818	2,027,351	1,444,616
Bike sharing maintenance solution services [Member]
Revenue from Contract with Customer [Abstract]
Revenues	3,293	21,488	21,244	27,823
Total revenue	3,293	21,488	21,244	27,823
Ride hailing solution services [Member]
Revenue from Contract with Customer [Abstract]
Revenues	22	141	1,383
Total revenue	22	141	1,383
Ride hailing solution services [Member] | Non ASC606 Revenue [Member]
Revenue from Contract with Customer [Abstract]
Revenues	1,526	9,958	5,549	2,036
Total revenue	1,526	9,958	5,549	¥ 2,036
Housekeeping and other solutions [Member]
Revenue from Contract with Customer [Abstract]
Revenues	1,901	12,405	262
Total revenue	$ 1,901	¥ 12,405	¥ 262